Parent And Guarantor Consolidating Financial Statements (Schedule Of Condensed Consolidating Balance Sheet) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and Due from Banks	$ 1,315	$ 1,073
Interest-bearing Deposits in Banks and Other Financial Institutions	4,216	6,440
Total cash and cash equivalents	5,531	7,513	13,035	11,670
Investment securities	17,083	14,178
Loans held-for-sale, net	35	2,576
Finance receivables and loans, net	100,328	99,055
Loans to bank subsidiary	0	0
Loans to nonbank subsidiary	0	0
Allowance for loan losses	(1,208)	(1,170)	(1,503)
Total finance receivables and loans, net	99,120	97,885
Investment in operating leases, net	17,680	13,550
Receivables from bank subsidiary	0	0
Receivables from nonbank subsidiary	0	0
Investment in bank subsidiaries	0	0
Investment in nonbank subsidiaries	0	0
Mortgage servicing rights	0	952	2,519
Premiums receivable and other insurance assets	1,613	1,609
Other assets	9,589	11,908
Assets of operations held-for-sale	516	32,176
Total assets	151,167	182,347	184,059
Noninterest-bearing deposit liabilities	60	1,977
Interest-bearing deposit liabilities	53,290	45,938
Total deposit liabilities	53,350	47,915
Short-term borrowings	8,545	7,461
Long-term debt	69,465	74,561
Intercompany debt to Nonbank subsidiaries	0	0
Intercompany payables to Bank subsidiary	0	0
Nonbank subsidiaries	0	0
Interest payable	888	932
Unearned insurance premiums and service revenue	2,314	2,296
Accrued expenses and other liabilities	2,397	6,585
Liabilities of operations held-for-sale	0	22,699
Total liabilities	136,959	162,449
Total equity	14,208	19,898	19,280	20,398
Total liabilities and equity	151,167	182,347
Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and Due from Banks	979	729
Interest-bearing Deposits in Banks and Other Financial Institutions	1,951	3,204
Total cash and cash equivalents	2,930	3,972	6,261	4,665
Investment securities	0	0
Loans held-for-sale, net	0	0
Finance receivables and loans, net	6,673	12,486
Loans to bank subsidiary	600	1,600
Loans to nonbank subsidiary	4,207	3,514
Allowance for loan losses	(131)	(170)
Total finance receivables and loans, net	11,349	17,430
Investment in operating leases, net	3,172	2,003
Receivables from bank subsidiary	236	677
Receivables from nonbank subsidiary	465	315
Investment in bank subsidiaries	14,916	14,288
Investment in nonbank subsidiaries	12,201	19,180
Mortgage servicing rights		0
Premiums receivable and other insurance assets	0	0
Other assets	3,122	2,514
Assets of operations held-for-sale	516	855
Total assets	48,907	61,234
Noninterest-bearing deposit liabilities	0	0
Interest-bearing deposit liabilities	440	983
Total deposit liabilities	440	983
Short-term borrowings	3,225	3,094
Long-term debt	25,819	32,342
Intercompany debt to Nonbank subsidiaries	2,334	530
Intercompany payables to Bank subsidiary	197	752
Nonbank subsidiaries	666	674
Interest payable	709	748
Unearned insurance premiums and service revenue	0	0
Accrued expenses and other liabilities	1,309	2,187
Liabilities of operations held-for-sale		26
Total liabilities	34,699	41,336
Total equity	14,208	19,898
Total liabilities and equity	48,907	61,234
Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and Due from Banks	37	0
Interest-bearing Deposits in Banks and Other Financial Institutions	0	0
Total cash and cash equivalents	37	0	14	2
Investment securities	0	0
Loans held-for-sale, net	0	0
Finance receivables and loans, net	0	0
Loans to bank subsidiary	0	0
Loans to nonbank subsidiary	0	0
Allowance for loan losses	0	0
Total finance receivables and loans, net	0	0
Investment in operating leases, net	0	0
Receivables from bank subsidiary	0	0
Receivables from nonbank subsidiary	0	334
Investment in bank subsidiaries	14,916	14,288
Investment in nonbank subsidiaries	68	3,723
Mortgage servicing rights		0
Premiums receivable and other insurance assets	0	0
Other assets	0	0
Assets of operations held-for-sale	0	762
Total assets	15,021	19,107
Noninterest-bearing deposit liabilities	0	0
Interest-bearing deposit liabilities	0	0
Total deposit liabilities	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Intercompany debt to Nonbank subsidiaries	0	0
Intercompany payables to Bank subsidiary	0	0
Nonbank subsidiaries	0	0
Interest payable	0	0
Unearned insurance premiums and service revenue	0	0
Accrued expenses and other liabilities	93	451
Liabilities of operations held-for-sale		725
Total liabilities	93	1,176
Total equity	14,928	17,931
Total liabilities and equity	15,021	19,107
Non-Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and Due from Banks	299	344
Interest-bearing Deposits in Banks and Other Financial Institutions	2,265	3,236
Total cash and cash equivalents	2,974	4,032	7,276	7,506
Investment securities	17,083	14,178
Loans held-for-sale, net	35	2,576
Finance receivables and loans, net	93,655	86,569
Loans to bank subsidiary	0	0
Loans to nonbank subsidiary	1,925	672
Allowance for loan losses	(1,077)	(1,000)
Total finance receivables and loans, net	94,503	86,241
Investment in operating leases, net	14,508	11,547
Receivables from bank subsidiary	0	0
Receivables from nonbank subsidiary	588	378
Investment in bank subsidiaries	0	0
Investment in nonbank subsidiaries	0	0
Mortgage servicing rights		952
Premiums receivable and other insurance assets	1,634	1,609
Other assets	6,880	9,968
Assets of operations held-for-sale	0	30,582
Total assets	138,205	162,063
Noninterest-bearing deposit liabilities	60	1,977
Interest-bearing deposit liabilities	52,850	44,955
Total deposit liabilities	52,910	46,971
Short-term borrowings	5,320	4,367
Long-term debt	43,646	42,219
Intercompany debt to Nonbank subsidiaries	4,808	5,708
Intercompany payables to Bank subsidiary	0	0
Nonbank subsidiaries	447	278
Interest payable	179	184
Unearned insurance premiums and service revenue	2,314	2,296
Accrued expenses and other liabilities	1,408	4,517
Liabilities of operations held-for-sale		21,948
Total liabilities	111,032	128,488
Total equity	27,173	33,575
Total liabilities and equity	138,205	162,063
Consolidation, Eliminations [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and Due from Banks	0	0
Interest-bearing Deposits in Banks and Other Financial Institutions	0	0
Total cash and cash equivalents	(410)	(491)	(516)	(503)
Investment securities	0	0
Loans held-for-sale, net	0	0
Finance receivables and loans, net	0	0
Loans to bank subsidiary	(600)	(1,600)
Loans to nonbank subsidiary	(6,132)	(4,186)
Allowance for loan losses	0	0
Total finance receivables and loans, net	(6,732)	(5,786)
Investment in operating leases, net	0	0
Receivables from bank subsidiary	(236)	(677)
Receivables from nonbank subsidiary	(1,053)	(1,027)
Investment in bank subsidiaries	(29,832)	(28,576)
Investment in nonbank subsidiaries	(12,269)	(22,903)
Mortgage servicing rights		0
Premiums receivable and other insurance assets	(21)	0
Other assets	(413)	(574)
Assets of operations held-for-sale	0	(23)
Total assets	(50,966)	(60,057)
Noninterest-bearing deposit liabilities	0	0
Interest-bearing deposit liabilities	0	0
Total deposit liabilities	0	(39)
Short-term borrowings	0	0
Long-term debt	0	0
Intercompany debt to Nonbank subsidiaries	(7,142)	(6,238)
Intercompany payables to Bank subsidiary	(197)	(752)
Nonbank subsidiaries	(1,113)	(952)
Interest payable	0	0
Unearned insurance premiums and service revenue	0	0
Accrued expenses and other liabilities	(413)	(570)
Liabilities of operations held-for-sale		0
Total liabilities	(8,865)	(8,551)
Total equity	(42,101)	(51,506)
Total liabilities and equity	(50,966)	(60,057)
Intercompany [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and Due from Banks		0
Interest-bearing Deposits in Banks and Other Financial Institutions	0	0
Noninterest-bearing deposit liabilities		0
Intercompany [Member] | Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and Due from Banks		39
Interest-bearing Deposits in Banks and Other Financial Institutions	0	0
Noninterest-bearing deposit liabilities		0
Intercompany [Member] | Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and Due from Banks		0
Interest-bearing Deposits in Banks and Other Financial Institutions	0	0
Noninterest-bearing deposit liabilities		0
Intercompany [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and Due from Banks		0
Interest-bearing Deposits in Banks and Other Financial Institutions	410	452
Noninterest-bearing deposit liabilities		39
Intercompany [Member] | Consolidation, Eliminations [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and Due from Banks		(39)
Interest-bearing Deposits in Banks and Other Financial Institutions	(410)	(452)
Noninterest-bearing deposit liabilities		(39)
Fair Value Option Election, Fair Value [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Finance receivables and loans, net	$ 100,328